Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
Stock Option Activity

The following tables summarize the activity of the 2007 Plan for options:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
Options
Outstanding January 1, 2010	4,913,366	$3.88	8.1
Granted	2,722,131	2.50
Exercised	(22,316)	2.56
Forfeited	(2,273,768)	3.89
Outstanding, December 31, 2010	5,339,413	$3.18	8.3
Granted	1,934,566	1.71
Exercised	(44,464)	2.66
Forfeited	(936,533)	3.07
Outstanding, December 31, 2011	6,292,982	$2.74	8.0
Granted	852,139	1.22
Exercised	(31,474)	1.24
Forfeited	(888,035)	2.91
Outstanding, December 31, 2012	6,225,612	$2.52	7.4

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
Exercisable, December 31, 2012	4,044,636	$2.86	6.6
Vested and expected to vest, December 31, 2012	5,963,894	$2.55	7.3

Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model
December 31,
	2012	2011	2010
Weighted-average volatility	86%	83%	87%
Risk-free rate	0.79% - 1.18%	0.79% - 2.79%	0.28% - 3.2%
Expected annual dividend yield	-	-	-
Expected weighted-average life, in years	5.9	5.9	6.0

Restricted Stock Activity

The following table summarizes the activity of the 2007 plan for restricted shares:

	Shares	Weighted-Average Grant Date Fair Value	Aggregate Intrinsic Value
Restricted Shares
Outstanding January 1, 2010	305,316	$3.36	$598,419
Granted	35,000	2.67
Vested	(101,899)	3.29
Forfeited	(127,286)	3.95
Outstanding, December 31, 2010	111,131	$2.92	$470,084
Granted	145,000	1.43
Vested	(123,066)	2.59
Forfeited	(9,168)	2.46
Outstanding, December 31, 2011	123,897	$1.53	$157,349
Granted	-	-
Vested	(110,564)	1.53
Forfeited	-	-
Outstanding, December 31, 2012	13,333	$1.59	$14,933

Warrants Outstanding Table

At June 30, 2013 and 2012 there were warrants outstanding to purchase 5,620,128 shares of our common stock, respectively. The warrants outstanding as of June 30, 2013 and 2012 were as follows:

Number of Common Shares Underlying Warrants		Issue Date/Exercisable Date	Exercise Price	Expiration Date
100,778	(1)	Mar-07/Mar-07	$3.97	Mar-17
705,354	(2)	Mar-09/Sep-09	$3.00	Sep-14
2,572,775	(1)	Jul-09/Jan-10	$2.50	Jan-15
500,000	(2)	Apr-10/Oct-10	$1.89	Oct-15
1,323,214	(2)	Jul-10/Jan-11	$1.63	Jan-17
371,423	(2)	Jun-11/Jun-11	$3.50	Jun-16
46,584	(1)	Mar-12/Mar-12	$1.61	Mar-22
5,620,128

Number of Common Shares Underlying Warrants		Issue Date/Exercisable Date	Exercise Price	Expiration Date
100,778	(1)	Mar-07/Mar-07	$3.97	Mar-17
705,354	(2)	Mar-09/Sep-09	$3.00	Sep-14
2,572,775	(1)	Jul-09/Jan-10	$2.50	Jan-15
500,000	(2)	Apr-10/Oct-10	$1.89	Oct-15
1,323,214	(2)	Jul-10/Jan-11	$1.63	Jan-17
371,423	(2)	Jun-11/Jun-11	$3.50	Jun-16
46,584	(1)	Mar-12/Mar-12	$1.61	Mar-22
5,620,128